Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
SEGMENT INFORMATION

27.	SEGMENT INFORMATION

The Company operates in a single business segment that includes the design, development and manufacture of PV products. The following table summarizes the Company’s net revenues generated from different geographic locations:

	Year Ended December 31,
	2008	2009	2010

Europe:
— Germany	$570.9	$701.8	$818.5
— Spain	718.7	61.1	86.5
— Italy	117.1	200.1	473.9
— France	—	108.4	223.0
— Others	86.5	182.1	315.8

Europe Total	1,493.2	1,253.5	1,917.7
China	134.9	75.7	154.0
South Africa	1.9	1.7	8.4
USA	142.7	160.4	443.3
Japan	6.7	81.6	134.2
Others	144.1	120.4	244.3

Total net revenues	$1,923.5	$1,693.3	$2,901.9

The following table summarizes the Company’s allocable long-lived assets, including property plant and equipment, certain intangible assets, long-term investments, long-term prepayment, long-term loan to suppliers, long-term deferred expenses, long-term amount due from related parties and other non-current assets, by geographic locations:

	As of December 31,
	2009	2010

China	$911.3	$1,530.4
Japan	$120.2	$133.7
Europe	$94.5	$105.0